Vessels, Drilling Units, Machinery and Equipment - Additional information (Details) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 30, 2016 USD ($)	May 06, 2015 USD ($)	Jul. 08, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 16, 2016 USD ($)	Oct. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Oct. 26, 2016 USD ($)	Oct. 18, 2016 USD ($)	Oct. 05, 2016 USD ($)	Sep. 27, 2016 USD ($)	Sep. 21, 2016 USD ($)	Aug. 22, 2016 USD ($)	Mar. 24, 2016 USD ($)	Nov. 02, 2015 USD ($)	Sep. 09, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 30, 2015 USD ($)
Proceeds from sale of vessels - Upfront 20% receipt								$ 5,141	$ 673,850	$ 0
Carrying amount								95,550	96,428
Impairment loss and loss from sale of vessels and vessel owning companies								(106,343)	(1,057,116)	(38,148)
Additional paid in capital								$ 3,360,078	$ 3,225,147
Series D Convertible Preferred Stock
Preferred stock shares outstanding | shares								29,166	0
George Economou | Series D Convertible Preferred Stock
Preferred stock shares outstanding | shares								29,166
Additional Charges
Impairment loss and loss from sale of vessels and vessel owning companies									$ (113,019)
Before 1-for-8 reverse stock split | Series D Convertible Preferred Stock
Preferred stock shares outstanding | shares								233,333	0
Before 1-for-8 reverse stock split | George Economou | Series D Convertible Preferred Stock
Preferred stock shares outstanding | shares								233,333
Secured Credit Facility at February 14, 2012
Cash prepayment		$ 15,000
Sales Agreements
Number Of Vessel Owning Companies								14
Vilamoura, Lipari, Petalidi and Bordeira
Number of vessels								4
Vessels total sale price																					$ 245,000
Vilamoura, Lipari, Petalidi and Bordeira | Ten Memoranda of Agreements
Number of vessels								4
Proceeds from sale of vessels - Upfront 20% receipt			$ 49,000
Belmar, Calida, Alicante, Mareta, Saga and Daytona
Number of vessels								6
Vessels total sale price																					$ 291,000
Belmar, Calida, Alicante, Mareta, Saga and Daytona | Ten Memoranda of Agreements
Number of vessels								6
Proceeds from sale of vessels - Upfront 20% receipt				$ 58,200
Vilamoura, Lipari, Petalidi, Bordeira, Belmar, Calida, Alicante, Mareta, Saga and Daytona
Number of vessels								10
Impairment loss and loss from sale of vessels and vessel owning companies									$ (56,631)
Vilamoura, Lipari, Petalidi, Bordeira, Belmar, Calida, Alicante, Mareta, Saga and Daytona | Ten Memoranda of Agreements
Number of vessels								10
Vessels total sale price																				$ 536,000
Petalidi Suezmax tanker
Disposal Date								Jul. 16, 2015
Bordeira Suezmax tanker
Disposal Date								Jul. 21, 2015
Lipari Suezmax tanker
Disposal Date								Jul. 24, 2015
Belmar Aframax tanker
Disposal Date								Jul. 27, 2015
Saga Aframax tanker
Disposal Date								Aug. 06, 2015
Mareta Aframax tanker
Disposal Date								Aug. 07, 2015
Vilamoura Suezmax tanker
Disposal Date								Aug. 19, 2015
Calida Aframax tanker
Disposal Date								Aug. 25, 2015
Daytona Aframax tanker
Disposal Date								Sep. 10, 2015
Alicante Tanker
Disposal Date								Oct. 29, 2015
Capesize | Sales Agreements
Number of vessels								10
Panamax carriers | Sales Agreements
Number of vessels								4
Capesize bulk carriers | Sales Agreements
Number of vessels								3
10 Capesize bulk carriers, 4 Panamax bulk carriers and 3 Capesize bulk carriers
Number of vessels								17
Vessels total sale price																			$ 377,000
Impairment loss and loss from sale of vessels and vessel owning companies									(375,090)
Debt assumed																			$ 236,716
Mystic Capesize bulk carrier
Disposal Date								Sep. 17, 2015
Raiatea, Robusto, Cohiba, Montecristo, Flecha, Partagas, Woolloomooloo, Saldanha, Topeka and Helena
Number of vessels								10
Disposal Date								Oct. 13, 2015
Capri Capesize bulk carrier
Disposal Date								Sep. 22, 2015
Manasota Capesize bulk carrier
Disposal Date								Oct. 01, 2015
Alameda Capesize bulk carrier
Disposal Date								Dec. 11, 2015
Rangiroa, Negonego and Fakarava
Number of vessels								3
Disposal Date								Mar. 31, 2016
Vessels total sale price																	$ 70,000
Impairment loss and loss from sale of vessels and vessel owning companies								$ (23,018)
Debt assumed	$ 87,070																$ 102,070
Amount tranferred to the new owners		$ 12,060
One of its drybulk vessels
Carrying amount									95,937
Impairment loss and loss from sale of vessels and vessel owning companies									(83,937)	$ (38,148)
20 Panamax and 2 Supramax bulk carriers
Number of vessels								22
Impairment loss and loss from sale of vessels and vessel owning companies									(422,404)
Byron and Galveston Supramax Vessels
Number of vessels								2
Vessels total sale price																		$ 12,300
Impairment loss and loss from sale of vessels and vessel owning companies									(6,035)
Byron Supramax Vessel
Disposal Date								Nov. 25, 2015
Galveston Supramax Vessel
Disposal Date								Nov. 30, 2015
Coronado Panamax vessel
Disposal Date								Sep. 09, 2016
Vessels total sale price																$ 4,250
Impairment loss and loss from sale of vessels and vessel owning companies								$ 1,084
Oregon Panamax vessel
Disposal Date								Sep. 21, 2016
Vessels total sale price						$ 4,675
Debt assumed															$ 12,500
Additional paid in capital								$ 281
Amount tranferred to the new owners						$ 7,825
Ocean Crystal Panamax vessel
Disposal Date								Nov. 07, 2016
Vessels total sale price														$ 3,720
Sonoma Panamax vessel
Disposal Date								Nov. 15, 2016
Vessels total sale price													$ 3,950
Sorrento Panamax vessel
Disposal Date								Nov. 22, 2016
Vessels total sale price												$ 6,700
Ocean Crystal, Sonoma, Sorreto Panamax vessels
Impairment loss and loss from sale of vessels and vessel owning companies					$ 3,020			$ (641)
Amalfi and Samatan Panamax vessels
Disposal Date								Oct. 31, 2016
Vessels held for sale
Impairment loss and loss from sale of vessels and vessel owning companies	$ (18,266)							$ (13,395)	$ (967,144)
Offshore Support Vessels
Impairment loss and loss from sale of vessels and vessel owning companies								$ (65,712)
Drybulk Carrier Vessels
Number of vessels								13
Gain on reclassification of vessels								$ 1,851
Amalfi, Galveston and Samatan
Number of vessels								3
Vessels total sale price											$ 15,000
Debt assumed							$ 73,620
Additional paid in capital								$ (476)
Amount tranferred to the new owners							$ 58,619